Investments (Tables)	12 Months Ended
Dec. 31, 2025
Investments
Summary of investments

	2024 GBPm	2025 GBPm
Investments in joint ventures and associates	169	164
Venture capital and other investments	92	131
Total	261	295

Summary of information about joint ventures

	2024 GBPm	2025 GBPm
At start of year	178	169
Share of results of joint ventures and associates	43	44
Dividends received from joint ventures and associates	(37)	(40)
Disposals and other	-	(7)
Exchange translation differences	(15)	(2)
At end of year	169	164

	RELX’s share
	2024 GBPm	2025 GBPm
Revenue	121	116
Net profit for the year	43	44

Total assets	198	182
Total liabilities	(97)	(86)
Net assets	101	96
Goodwill	68	68
Total	169	164